Fair Value of Financial Assets and Liabilities - Schedule of Classifies Assets and Liabilities Measured at Fair Value on a Non-recurring Basis (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
ASSETS
Financial assets		$ 20,382,605	$ 20,382,605
Fair Value [Member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	$ 22,784,462		21,314,379
LIABILITIES
Financial liabilities			23,189,950
Fair Value [Member] | Deposits and other demand liabilities [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	4,300,475		4,141,667
Fair Value [Member] | Cash in process of being cleared [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	247,165		109,496
Fair Value [Member] | Obligations under repurchase agreements [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	1,015,614		420,920
Fair Value [Member] | Time deposits and other time liabilities [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	2,335,509		10,099,251
Fair Value [Member] | Borrowings from financial institutions [Member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	6,311,527		2,216,507
Fair Value [Member] | Debt instruments issued [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	12,400		6,185,043
Fair Value [Member] | Other financial obligations [Member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	24,358,412		17,066
Fair Value [Member] | Time deposits and saving accounts [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	10,135,722
Fair Value [Member] | Cash and deposits in banks [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	987,680		964,030
Fair Value [Member] | Cash In The Process Of Collection [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	318,658		157,017
Fair Value [Member] | Investments under Agreements to Resell [Member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	109,467		28,524
Fair Value [Member] | Loans and receivables from banks, net [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	341,244		70,077
Fair Value [Member] | Loans and receivables from customers, net [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets			19,893,448
Fair Value [Member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets			201,283
Fair Value [Member] | Loans and accounts receivable at amortized cost [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	20,827,852
Fair Value [Member] | Financial Instruments at amortized cost [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	199,561
Level 1 [Member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	1,757,049		1,219,648
LIABILITIES
Financial liabilities			6,905,656
Level 1 [Member] | Deposits and other demand liabilities [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	4,300,475		4,141,667
Level 1 [Member] | Cash in process of being cleared [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	247,165		109,496
Level 1 [Member] | Obligations under repurchase agreements [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	1,015,614		420,920
Level 1 [Member] | Time deposits and other time liabilities [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	2,335,509
Level 1 [Member] | Borrowings from financial institutions [Member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities			2,216,507
Level 1 [Member] | Debt instruments issued [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	12,400
Level 1 [Member] | Other financial obligations [Member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	7,911,163		17,066
Level 1 [Member] | Cash and deposits in banks [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	987,680		964,030
Level 1 [Member] | Cash In The Process Of Collection [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	318,658		157,017
Level 1 [Member] | Investments under Agreements to Resell [Member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	109,467		28,524
Level 1 [Member] | Loans and receivables from banks, net [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	341,244		70,077
Level 2 [Member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	199,561		201,283
LIABILITIES
Financial liabilities			16,284,294
Level 2 [Member] | Time deposits and other time liabilities [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities			10,099,251
Level 2 [Member] | Borrowings from financial institutions [Member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	6,311,527
Level 2 [Member] | Debt instruments issued [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities			6,185,043
Level 2 [Member] | Other financial obligations [Member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	16,447,249
Level 2 [Member] | Time deposits and saving accounts [member] | Non-Recurring Fair Value Measurement [Member]
LIABILITIES
Financial liabilities	10,135,722
Level 2 [Member] | Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets			201,283
Level 2 [Member] | Financial Instruments at amortized cost [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	199,561
Level 3 [Member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	20,827,852		19,893,448
Level 3 [Member] | Loans and receivables from customers, net [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets			$ 19,893,448
Level 3 [Member] | Loans and accounts receivable at amortized cost [member] | Non-Recurring Fair Value Measurement [Member]
ASSETS
Financial assets	$ 20,827,852